Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2021
Statutory Requirements
Schedule of dividend capacity available

December 31,
2021
Allied World	1,014.2
Odyssey Group	400.4
Northbridge(1)	326.6
Crum & Forster	185.3
Zenith National	70.8
1,997.3
(1)Subject to prior regulatory approval.